Annual Total Returns - FidelityArizonaMunicipalFunds-ComboPRO - FidelityArizonaMunicipalFunds-ComboPRO - Fidelity Arizona Municipal Money Market Fund - Fidelity Arizona Municipal Money Market Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	0.02%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.17%
Annual Return 2017	0.50%
Annual Return 2018	0.99%
Annual Return 2019	1.06%
Annual Return 2020	0.39%
Annual Return 2021	0.01%